Leases (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Right Use Assets
The changes in the carrying value of ROU assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2022	$220,185	$40	$24	$813	$221,062
Additions	43,017	—	—	92	43,109
On acquisition (Refer Note 4(a), 4(b), 4(d))	3,443	—	—	74	3,517
Terminations/modifications	26,140	(35)	—	(230)	25,875
Translation adjustments	(16,989)	(5)	(1)	(28)	(17,023)

Balance as at March 31, 2023	$275,796	$—	$23	$721	$276,540

Accumulated depreciation
Balance as at April 1, 2022	$77,834	$40	$19	$546	$78,439
Depreciation	28,733	—	1	104	28,838
Terminations/modifications	(154)	(35)	—	(229)	(418)
Translation adjustments	(5,765)	(5)	(1)	(22)	(5,793)

Balance as at March 31, 2023	$100,648	$—	$19	$399	$101,066

Net carrying value as at March 31, 2023	$175,148	$—	$4	$322	$175,474

The changes in the carrying value of ROU assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2021	$219,078	$39	$25	$639	$219,781
Additions	5,620	—	—	216	5,836
On acquisition (Refer Note 4(e), (f))	1,528	—	—	—	1,528
Terminations/modifications	3,174	—	—	—	3,174
Translation adjustments	(9,215)	1	(1)	(42)	(9,257)

Balance as at March 31, 2022	$220,185	$40	$24	$813	$221,062

Accumulated depreciation
Balance as at April 1, 2021	$52,497	$35	$17	$466	$53,015
Depreciation	28,100	4	3	106	28,213
Terminations/modifications	(47)	—	—	—	(47)
Translation adjustments	(2,716)	1	(1)	(26)	(2,742)

Balance as at March 31, 2022	$77,834	$40	$19	$546	$78,439

Net carrying value as at March 31, 2022	$142,351	$—	$5	$267	$142,623

Summary of Movement in Lease Liabilities
The movement in lease liabilities for the year ended March 31, 2023 and 2022 is as follows:

Lease liabilities	March 31, 2023	March 31, 2022
Opening balance	$166,994	$191,907
Cash outflows
Principal payment of lease liabilities	(28,125)	(26,235)
Interest payment on lease liabilities	(12,749)	(12,826)
Non-cash adjustments
On acquisition (Refer Note 4(a), 4(b), 4(d), 4(e), 4(f))	3,440	1,521
Additions	40,293	5,403
Terminations/modifications	25,013	2,282
Interest accrued	13,307	12,657
Rent concessions	—	(21)
Translation adjustments	(9,191)	(7,694)

Closing balance	$198,982	$166,994

Summary of Contractual Maturities of Lease Liabilities
The table below provides details regarding the contractual maturities of lease liabilities as at
March
31, 2023, on an undiscounted basis:

	As at
Tenure	March 31, 2023	March 31, 2022
Less than 1 year	$40,726	$37,330
1-3 years	79,085	67,177
3-5 years	60,372	49,449
More than 5 years	81,851	62,234

Total	$262,034	$216,190